Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Recognition [Abstract]
Schedule of disaggregated by geographical region
	Year ended December 31,
	2022	2021	2020
	(U.S. $ in thousands)
Americas
Systems	$130,959	$124,311	$98,884
Consumables	130,775	121,245	106,857
Service	153,694	142,767	137,736
Total Americas	415,428	388,323	343,477

EMEA
Systems	53,527	42,077	29,584
Consumables	61,703	61,192	48,521
Service	26,430	27,027	23,479
Total EMEA	141,660	130,296	101,584

Asia Pacific
Systems	40,106	33,110	22,266
Consumables	35,054	35,623	33,670
Service	19,235	19,867	19,820
Total Asia Pacific	94,395	88,600	75,756

Total Revenues	$651,483	$607,219	$520,817

Schedule of disaggregation of revenues
	Year ended December 31,
	2022	2021	2020
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$452,124	$417,557	$339,782
Services	53,152	46,049	40,405
Total revenues recognized in point in time	505,276	463,606	380,187

Revenues recognized over time from:
Services	146,207	143,613	140,630
Total revenues recognized over time	146,207	143,613	140,630

Total Revenues	$651,483	$607,219	$520,817

Schedule of changes in deferred revenue
	December 31,
	2022	2021
	U.S. $ in thousands
Deferred revenue*	$75,434	$72,307